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                                                                   JUNE 27, 2002

                                   ICON FUNDS
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2002

The section of the Trust's Statement of Additional Information entitled "Trustees and Officers" is hereby amended on page 13 by deleting the information regarding James W. Hire, who has resigned as Trustee of the Trust effective June 19, 2002.